Note 6 - Exploration and Evaluation Assets (Details Textual)													9 Months Ended		12 Months Ended												24 Months Ended	33 Months Ended	36 Months Ended	48 Months Ended	62 Months Ended
	Oct. 05, 2030	Oct. 04, 2030 CAD ($)	Oct. 04, 2027 CAD ($)	Jun. 28, 2027 CAD ($)	Jun. 28, 2026 CAD ($)	Jun. 28, 2025 CAD ($)	Jun. 28, 2024 CAD ($)	Jun. 28, 2023 CAD ($)	Jun. 09, 2023 CAD ($)	Jun. 23, 2022 CAD ($)	Aug. 01, 2021 CAD ($)	Jul. 30, 2021 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Jul. 30, 2025 CAD ($)	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2025 USD ($) shares	Jul. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Jul. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Jul. 30, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Jul. 30, 2024 CAD ($)	Jul. 30, 2025 CAD ($)	Jun. 09, 2027 CAD ($)	Mar. 31, 2024 USD ($)	Jan. 04, 2024 CAD ($)	May 17, 2017 USD ($)
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																$ 249,957			$ 198,829			$ 294,962
Accrued royalty payments outstanding																0			301,967
Proceeds from sales of property, plant and equipment, classified as investing activities																0			0			3,500,000
Increase (decrease) for purchase of evaluation and exploration assets																6,866,449			235,600
Transfer agent and filing fees																$ 250,316			290,042			75,446
Foremost [member] | Denison Mines Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																19.95%	19.95%
Major purchases of assets [member] | Foremost [member] | Denison Mines Corp. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	51.00%
Ivanhoe Emporia Claims [member]
Statement Line Items [Line Items]
Cash transferred																																		$ 500,000
Payables for purchase of non-current assets																																		$ 361,375
Purchase of exploration and evaluation assets														$ 225,255						$ 201,535
Accrued royalty payments outstanding														$ 274,745																		$ 298,465
Net Smelter Royalty Return Percentage														2.00%
Ivanhoe Emporia Claims [member] | Bottom of range [member]
Statement Line Items [Line Items]
Royalty expense																$ 362,644	$ 252,125		301,967	$ 222,975		313,001	$ 231,125
Jean Lake and Zoro Lithium properties [member] | Manitoba Grant [Member]
Statement Line Items [Line Items]
Government grant agreement																																	$ 300,000
Proceeds from government grants, classified as financing activities													$ 200,000						100,000
Jean Lake and Zoro Lithium properties [member] | Government grant agreement two [member]
Statement Line Items [Line Items]
Government grant agreement																						300,000
Proceeds from government grants, classified as financing activities																			100,000			$ 200,000
Hidden Lake Property [member]
Statement Line Items [Line Items]
Proportion of ownership interest sold																						60.00%	60.00%
Proceeds from sales of property, plant and equipment, classified as investing activities																						$ 3,500,000
Adjustments for gain (loss) on disposals, property, plant and equipment																						3,500,000
Jean lake property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets											$ 25,000					50,000		$ 50,000	50,000		$ 50,000			$ 50,000
Net Smelter Royalty Return Percentage												2.00%
Proportion of ownership interest in associate												100.00%
Increase (decrease) for purchase of evaluation and exploration assets											$ 25,000					50,000		$ 50,000	50,000		$ 50,000			$ 50,000
Number of instruments or interests issued or issuable											5,000							12,106			6,128			6,704	6,704		6,128		12,106
Expense arising from exploration for and evaluation of mineral resources																									$ 50,000		$ 100,000		$ 150,000
Option agreement, net smelter royalty percentage												1.00%
Option agreement, cash payment												$ 1,000,000
Jean lake property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets															$ 75,000
Increase (decrease) for purchase of evaluation and exploration assets															$ 75,000
Expense arising from exploration for and evaluation of mineral resources																														$ 200,000
Grass river property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																130			1,755			3,000				$ 40,500
Increase (decrease) for purchase of evaluation and exploration assets																0			0
Transfer agent and filing fees																130			1,755			0
Lac Simard South property [member]
Statement Line Items [Line Items]
Cash transferred																			35,000
Purchase of exploration and evaluation assets																0			$ 41,553
Proportion of ownership interest in associate																			100.00%	100.00%
Increase (decrease) for purchase of evaluation and exploration assets																0			$ 85,600
Number of instruments or interests issued or issuable																			10,700													10,700
Equity interests of acquirer																			$ 85,600
Jol Lithium property [member]
Statement Line Items [Line Items]
Cash transferred																						$ 8,000
Purchase of exploration and evaluation assets																638			1,276
Net Smelter Royalty Return Percentage																						2.00%
Increase (decrease) for purchase of evaluation and exploration assets																0			0
Number of instruments or interests issued or issuable																						364
Transfer agent and filing fees																638
Cost of issuance of shares																						$ 2,454
Peg North property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets							$ 100,000	$ 100,000		$ 100,000						100,000			100,000
Net Smelter Royalty Return Percentage																						2.00%
Proportion of ownership interest in associate																						100.00%	100.00%
Increase (decrease) for purchase of evaluation and exploration assets							$ 100,000		$ 100,000	$ 100,000						100,000			$ 100,000
Number of instruments or interests issued or issuable							28,818		13,072	10,526
Expense arising from exploration for and evaluation of mineral resources																												$ 881,337
Option agreement, net smelter royalty percentage																						1.00%
Option agreement, cash payment																						$ 1,500,000
Peg North property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets				$ 150,000	$ 150,000	$ 150,000																									$ 750,000
Increase (decrease) for purchase of evaluation and exploration assets				$ 150,000	$ 150,000	$ 150,000																									750,000
Expense arising from exploration for and evaluation of mineral resources																															$ 3,000,000
Athabasca properties [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																$ 0
Proportion of ownership interest in associate																20.00%	20.00%
Increase (decrease) for purchase of evaluation and exploration assets																$ 6,716,449
Increase (decrease) in number of shares outstanding, acquisitions (in shares) | shares																1,369,810	1,369,810
Increase (decrease) through acquisition of subsidiary, equity																$ 5,205,278
Athabasca properties [member] | Finders and advisory fees [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, acquisitions (in shares) | shares																425,682	425,682
Increase (decrease) through acquisition of subsidiary, equity																$ 1,511,171
Athabasca properties [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		19.00%	31.00%
Payments for exploration and evaluation expenses		$ 2,500,000	$ 2,000,000
Capital commitments		$ 12,000,000	$ 8,000,000
Athabasca properties [member] | Top of range [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																70.00%	70.00%
Hatchet Lake [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate																14.03%	14.03%
Hatchet Lake [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		15.22%	21.75%